Supplemental cashflow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about change in non-cash working capital [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Change in non-cash working capital:
Accounts receivable	$(12,675,672)	$(1,520,321)
Prepaid assets	(510,063)	(25,411)
Accounts payable and accrued liabilities	35,738,561	(5,012,319)

Change in non-cash working capital operating activities	$22,552,826	$(6,558,051)

	Year ended	Year ended
Changes in non-cash working capital related to	December 31,	December 31,
	2021	2020
Operating activities	$6,800,511	$192,094
Investing activities	15,752,315	(9,631,691)
Financing activties	-	2,881,546
	$22,552,826	$(6,558,051)

Cash interest paid	$2,278,570	$156,778
Taxes paid	$-	$-